VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—26.4%
Agency—17.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
KBF1, A (SOFR30A + 0.504%) 5.816%, 7/25/24(1)	$ 246	$ 245
KF68, A (SOFR30A + 0.604%, Cap N/A, Floor 0.490%) 5.916%, 7/25/26(1)	1,364	1,362
KLU2, AFL (SOFR30A + 0.734%, Cap N/A, Floor 0.620%) 6.046%, 6/25/28(1)	271	271
Federal National Mortgage Association
2014-M2, A2 3.513%, 12/25/23(1)	218	217
2015-M6, FA (SOFR30A + 0.414%, Cap N/A, Floor 0.300%) 5.729%, 1/25/26(1)	967	962
Pool #BL0422 (SOFR30A + 0.484%, Cap 98.890%, Floor 0.370%) 5.796%, 11/1/23(1)	318	317
Small Business Administration Pool #510273 (PRIME minus 2.500%) 5.750%, 11/25/28(1)	437	439
		3,813

Non-Agency—8.5%
BWAY Mortgage Trust 2013-1515, A1 144A 2.809%, 3/10/33(2)	523	503
Cold Storage Trust 2020-ICE5, A (1 month Term SOFR + 1.014%, Cap N/A, Floor 0.900%) 144A 6.347%, 11/15/37(1)(2)	492	487
One New York Plaza Trust 2020-1NYP, A (1 month Term SOFR + 1.064%, Cap N/A, Floor 0.950%) 144A 6.397%, 1/15/36(1)(2)	500	475
Wells Fargo Commercial Mortgage Trust 2021-SAVE, A (1 month Term SOFR + 1.264%, Cap N/A, Floor 1.150%) 144A 6.597%, 2/15/40(1)(2)	372	355
		1,820

Total Mortgage-Backed Securities (Identified Cost $5,701)		5,633

Asset-Backed Securities—12.5%
Credit Card—10.1%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month Term SOFR + 0.812%, Cap N/A, Floor 0.550%) 6.120%, 5/15/28(1)	750	743
CARDS II Trust 2021-1A, A 144A 0.602%, 4/15/27(2)	400	389
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month Term SOFR + 0.884%) 6.218%, 5/14/29(1)	730	733
Discover Card Execution Note Trust 2017-A5, A5 (1 month Term SOFR + 0.714%) 6.047%, 12/15/26(1)	300	300
		2,165

	Par Value	Value

Student Loan—2.4%
Goal Capital Funding Trust 2010-1, A (3 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 6.353%, 8/25/48(1)(2)	$ 393	$ 390
SLM Student Loan Trust 2005-7, A4 (SOFR90A + 0.412%) 5.466%, 10/25/29(1)	127	127
		517

Total Asset-Backed Securities (Identified Cost $2,675)		2,682

Corporate Bonds and Notes—47.0%
Communication Services—6.3%
AT&T, Inc. 5.539%, 2/20/26	474	470
Verizon Communications, Inc. (SOFR + 0.500%) 5.845%, 3/22/24(1)	430	430
Warnermedia Holdings, Inc. (SOFR + 1.780%) 7.124%, 3/15/24(1)	443	445
		1,345

Consumer Discretionary—2.4%
General Motors Financial Co., Inc. 5.400%, 4/6/26	139	136
Hyatt Hotels Corp. 1.800%, 10/1/24	400	384
		520

Consumer Staples—3.9%
PepsiCo, Inc. 3.600%, 3/1/24	500	496
Philip Morris International, Inc. 4.875%, 2/13/26	330	325
		821

Energy—6.6%
Continental Resources, Inc. 144A 2.268%, 11/15/26(2)	541	479
HF Sinclair Corp. 2.625%, 10/1/23	454	454
Williams Cos., Inc. (The) 4.300%, 3/4/24	480	477
		1,410

Financials—23.8%
AerCap Ireland Capital DAC 1.650%, 10/29/24	505	480
ANZ New Zealand Int’l Ltd. (SOFR + 0.600%) 144A 5.942%, 2/18/25(1)(2)	475	474
Banco Santander S.A. (SOFR + 1.240%) 6.582%, 5/24/24(1)	400	402
Barclays plc 1.007%, 12/10/24	495	490
Charles Schwab Corp. (The) 0.900%, 3/11/26	230	204
See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Daimler Truck Finance North America LLC (SOFR + 0.750%) 144A 6.094%, 12/13/24(1)(2)	$ 450	$ 449
Goldman Sachs Group, Inc. (The) (SOFR + 0.500%) 5.844%, 9/10/24(1)	471	470
Hyundai Capital America 144A 1.000%, 9/17/24(2)	500	476
Morgan Stanley 0.791%, 1/22/25	525	515
UBS AG 144A 0.700%, 8/9/24(2)	500	478
United Airlines Pass-Through-Trust 2020-1, B 4.875%, 7/15/27	669	648
		5,086

Health Care—2.2%
AbbVie, Inc. 3.850%, 6/15/24	250	246
Amgen, Inc. 5.507%, 3/2/26	228	227
		473

Information Technology—0.3%
Veralto Corp. 144A 5.500%, 9/18/26(2)	66	66
Utilities—1.5%
Pacific Gas & Electric Co. 3.250%, 2/16/24	324	320
Total Corporate Bonds and Notes (Identified Cost $10,208)		10,041

Total Long-Term Investments—85.9% (Identified Cost $18,584)		18,356

Short-Term Investments—9.0%
Commercial Paper—4.6%
AutoNation, Inc. 5.853%, 10/2/23(3)	500	500
Jabil, Inc. 6.033%, 10/2/23(3)	500	500
Total Commercial Paper (Identified Cost $1,000)		1,000

	Par Value	Value

U.S. Government Security—4.4%
U.S. Treasury Bill 0.000%, 1/2/24(4)	$ 950	$ 937
Total U.S. Government Security (Identified Cost $937)		937

Total Short-Term Investments (Identified Cost $1,937)		1,937

TOTAL INVESTMENTS—94.9% (Identified Cost $20,521)		$20,293
Other assets and liabilities, net—5.1%		1,082
NET ASSETS—100.0%		$21,375

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $5,021 or 23.5% of net assets.
(3)	Rate reflects yield at the time of purchase.
(4)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Country Weightings†
United States	86%
United Kingdom	3
Ireland	3
Canada	2
Switzerland	2
New Zealand	2
Spain	2
Total	100%
† % of total investments as of September 30, 2023.

Exchange-traded futures contracts as of September 30, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	December 2023	(1)	$(203)	$1	$—
See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2023 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
5 Year U.S. Treasury Note Future	December 2023	(3)	$(316)	$2	$—
Total				$3	$—
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$2,682	$—	$2,682
Commercial Paper	1,000	—	1,000
Corporate Bonds and Notes	10,041	—	10,041
Mortgage-Backed Securities	5,633	—	5,633
U.S. Government Security	937	—	937
Other Financial Instruments:
Futures Contracts	3	3	—
Total Investments	$20,296	$3	$20,293
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
As approved by the Board of Trustees of Virtus Asset Trust on November 1, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Seix Ultra-Short Bond Fund (the “Acquired Fund”) will merge with and into Virtus Seix U.S. Government Securities Ultra-Short Bond Fund (the “Acquiring Fund”) a separate series of Virtus Asset Trust, on or about February 23, 2024.
Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund in the same class of shares they owned of the Acquired Fund immediately prior to the reorganization.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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